UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ];  Amendment Number: ________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Martin Capital Management, LLC
Address:  307 South Main Street
          Suite 302
          Elkhart, IN  46516

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   Frank K. Martin
Title:  Managing Partner
Phone:  (219) 293-2077

Signature, Place, and Date of Signing:

   /s/ Frank K. Martin
   Elkhart, Indiana
   August 4, 2001

Report Type:

[X]   13F HOLDING REPORT.

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total:     32 items

Form 13F Information Table Value Total:  $140,696 (in thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(2) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and
list entries.]   None

No. __________________________________________________________________

Form 13F File Number 28-______________________________________________

Name _________________________________________________________________

[Repeat as necessary.]

                                       FORM 13F INFORMATION TABLE

                                                                                                        VOTING AUTHORITY
NAME OF ISSUER             TITLE      CUSIP    VALUE   SHRS OR   SH/PRN PUT/  INVESTMENT OTHER    SOLE     SHARED  NONE
                            OF               (X$1000)  PM AMT           CALL  DISCRETION MANAGERS
                           CLASS

AMERICAN EXPRESS CO.        COM   025816109    1,275      32,850                 SOLE                32,850
AOL TIME WARNER             COM   00184A105      212       4,000                 SOLE                 4,000
ATLANTIS PLASTICS           COM   049156102       33      10,400                 SOLE                10,400
BANK ONE CORP               COM   06423A103      475      13,259                 SOLE                13,259
BERKSHIRE HATHAWAY - B      COM   084670207    9,998       4,347                 SOLE                 4,248          99
CLAYTON HOMES               COM   184190106   25,170   1,601,150                 SOLE             1,561,400      39,750
CNA SURETY CORP.            COM   12612L108      280      20,012                 SOLE                20,012
DOLLAR GENERAL CORP         COM   256669102   10,134     519,685                 SOLE               508,860      10,825
FRANKLIN ELECTRIC           COM   353514102      296       3,900                 SOLE                 3,900
GILLETTE CO.                COM   375766102   11,670     402,565                 SOLE               394,115       8,450
HEARTLAND EXPRESS           COM   422347104   10,656     467,385                 SOLE               456,510      10,875
HON INDUSTRIES              COM   43809210    12,530     517,325                 SOLE               506,875      10,450
INTERPUBLIC GROUP           COM   460690100      261       8,900                 SOLE                 8,900
KAYDON CORP.                COM   486587108      531      20,700                 SOLE                20,700
KEYCORP                     COM   493267108      235       9,038                 SOLE                 9,038
LEGGETT AND PLATT           COM   524660107   14,999     680,850                 SOLE               667,250      13,600
MCDONALD'S CORP.            COM   580135101   16,330     603,485                 SOLE               591,470      12,015
MERCURY GENERAL             COM   589400100    8,653     247,450                 SOLE               243,100       4,350
MUELLER INDUSTRIES, INC.    COM   624756102      586      17,813                 SOLE                17,813
O'REILLY AUTOMOTIVE         COM   686091109      207       7,200                 SOLE                 7,200
PROVIDIAN FINANCIAL CORP.   COM   74406A102      213       3,600                 SOLE                 3,600
QUALITY DINING, INC.        COM   74756P105      140      50,000                 SOLE                     0      50,000
SCHERING PLOUGH CORP.       COM   806605101      290       8,000                 SOLE                 8,000
SKYLINE CORPORATION         COM   830830105      490      18,000                 SOLE                14,450       3,550
ST. JOSEPH CAPITAL CORP.    COM   790595102      441      30,950                 SOLE                25,950       5,000
SUN MICROSYSTEMS            COM   866810104      157      10,000                 SOLE                10,000
SUPREME INDS INC CLASS A    COM   868607102      145      31,500                 SOLE                31,500
TORCHMARK                   COM   891027104      499      12,400                 SOLE                12,400
UNION ACCEPTANCE CORP CL A  COM   904832102    3,711     656,876                 SOLE               643,176      13,700
WABASH NATIONAL CORP.       COM   929566107    9,100     752,080                 SOLE               739,155      12,925
WALT DISNEY HOLDING COMPANY COM   254687106      393      13,600                 SOLE                13,600
WELLS FARGO & CO            COM   949746101  585.018      12,600                 SOLE                12,600
                                             140,696   6,791,920    0   0     0                   6,596,331  0  195,589